Common Stock And Share-Based Compensation	12 Months Ended
Dec. 31, 2011
Common Stock And Share-Based Compensation

NOTE 6: COMMON STOCK AND SHARE-BASED COMPENSATION

PG&E Corporation

PG&E Corporation had 412,257,082 shares of common stock outstanding at December 31, 2011. During the year ended December 31, 2011, PG&E Corporation issued 7,222,803 shares of common stock under its 401(k) plan, its Dividend Reinvestment and Stock Purchase Plan, and upon the exercise of employee stock options.

On May 9, 2011, PG&E Corporation entered into an Equity Distribution Agreement providing for the sale of PG&E Corporation common stock having an aggregate gross sales price of $288 million. On November 28, 2011, PG&E Corporation entered into a new Equity Distribution Agreement providing for the sale of PG&E Corporation common stock having an aggregate gross offering price of up to $400 million. Sales of the shares are made by means of ordinary brokers' transactions on the New York Stock Exchange, or in such other transactions as agreed upon by PG&E Corporation and the sales agents and in conformance with applicable securities laws.

For the year ended December 31, 2011, PG&E Corporation sold 9,574,457 shares of common stock under the May and November Equity Distribution Agreements for cash proceeds of $384 million, net of fees and commissions paid of $4 million. As of December 31, 2011, PG&E Corporation had the ability to issue an additional $300 million of common stock under the November Equity Distribution Agreement.

Utility

As of December 31, 2011, PG&E Corporation held all of the Utility's outstanding common stock.

Dividends

The Board of Directors of PG&E Corporation and the Utility declare dividends quarterly. Under the Utility's Articles of Incorporation, the Utility cannot pay common stock dividends unless all cumulative preferred dividends on the Utility's preferred stock have been paid. On February 16, June 15, September 21, and December 21, 2011, the Board of Directors of PG&E Corporation declared a quarterly dividend of $0.455 per share.PG&E Corporation and the Utility each have revolving credit facilities that require the respective company to maintain a ratio of consolidated total debt to consolidated capitalization of at most 65%. Based on the calculation of this ratio for PG&E Corporation, no amount of PG&E Corporation's reinvested earnings were restricted at December 31, 2011. Based on the calculation of this ratio for the Utility, $2.3 billion of the Utility's reinvested earnings were restricted at December 31, 2011. In addition, the CPUC requires the Utility to maintain a capital structure composed of at least 52% equity on average. At December 31, 2011, the Utility was required to maintain reinvested earnings of $6.7 billion as equity to meet this requirement.

In addition, to comply with the revolving credit facility's 65% ratio requirement and the CPUC's requirement to maintain a 52% equity component, $7.2 billion and $11.7 billion of the Utility's net assets, respectively, were restricted at December 31, 2011 and could not be transferred to PG&E Corporation in the form of cash dividends. As a holding company, PG&E Corporation depends on cash distributions from the Utility to meet its debt service and other financial obligations and to pay dividends on its common stock.

Long-Term Incentive Plan

The PG&E Corporation 2006 Long-Term Incentive Plan ("2006 LTIP") permits the award of various forms of incentive awards, including stock options, stock appreciation rights, restricted stock awards, restricted stock units ("RSU"), performance shares, deferred compensation awards, and other share-based awards, to eligible employees of PG&E Corporation and its subsidiaries. Non-employee directors of PG&E Corporation are also eligible to receive restricted stock and either stock options or RSUs under the formula grant provisions of the 2006 LTIP. A maximum of 12 million shares of PG&E Corporation common stock (subject to adjustment for changes in capital structure, stock dividends, or other similar events) has been reserved for issuance under the 2006 LTIP, of which 5,715,712 shares were available for award at December 31, 2011.

The following table provides a summary of total compensation expense for PG&E Corporation for share-based incentive awards for 2011, 2010, and 2009:

	000000000	000000000	000000000
(in millions)	2011	2010	2009
Restricted stock units	$ 22	$ 9	$ 11
Restricted stock	1	14	9
Performance shares:
Liability awards	(13)	22	37
Equity awards	16	11	-

Total compensation expense (pre-tax)	$ 26	$ 56	$ 57

Total compensation expense (after-tax)	$ 16	$ 33	$ 34

There were no significant share-based compensation costs capitalized during 2011, 2010, and 2009. There was no material difference between PG&E Corporation and the Utility for the information disclosed above.

Restricted Stock Units

In 2009, PG&E Corporation began awarding primarily RSUs instead of restricted stock. Each RSU represents one hypothetical share of PG&E Corporation common stock. Awards generally vest in 20% increments on the first business day of March in year one, two, and three, with the remaining 40% vesting on the first business day of March in year four. Vested RSUs are settled in shares of PG&E Corporation common stock. Additionally, upon settlement, RSU recipients receive payment for the amount of dividend equivalents associated with the vested RSUs that have accrued since the date of grant. RSU expense is recognized ratably over the requisite service period based on the fair values determined, except for the expense attributable to awards granted to retirement-eligible participants, which is recognized on the date of grant.

The weighted average grant-date fair value per RSUs granted during 2011, 2010, and 2009 was $45.10, $42.97, and $35.53, respectively. The total fair value of RSUs that vested during 2011, 2010, and 2009 was $11 million, $5 million, and less than $1 million, respectively. The tax benefit from RSU that vested during 2011, 2010, and 2009 was not material. As of December 31, 2011, $31 million of total unrecognized compensation costs related to nonvested RSUs was expected to be recognized over the remaining weighted average period of 2.42 years.

The following table summarizes RSU activity for 2011:

	Number of Restricted Stock Units	Weighted Average Grant- Date Fair Value
Nonvested at January 1	1,154,396	$ 39.74
Granted	841,122	$ 45.10
Vested	(280,937)	$ 39.72
Forfeited	(88,533)	$ 42.60

Nonvested at December 31	1,626,048	$ 42.57

Restricted Stock

Prior to 2011, PG&E Corporation had awarded shares of restricted common stock to eligible employees. The terms of the restricted stock award agreements provide that the shares will vest over a five year period. Although the recipients of restricted common stock possess voting rights, they may not sell or transfer their shares until the shares vest.

For restricted common stock awarded prior to 2009, the terms of the agreements provide that 60% of the shares vest over a period of three years at the rate of 20% per year. If PG&E Corporation's annual total shareholder return ("TSR") is in the top quartile of its comparator group, as measured for the three immediately preceding calendar years, the restrictions on the remaining 40% of the shares will lapse in the third year. If PG&E Corporation's TSR is not in the top quartile for that period, then the restrictions on the remaining 40% of the shares will lapse in the fifth year. Compensation expense related to the portion of the restricted stock award that is subject to conditions based on TSR is recognized over the shorter of the requisite service period and three years. Dividends declared on restricted stock are paid to recipients only when the restricted stock vests.

The weighted average grant-date fair value per-share of restricted common stock granted during 2010 and 2009 was $42.97 and $35.53, respectively. PG&E Corporation did not award restricted common stock in 2011. The total fair value of restricted common stock that vested during 2011, 2010, and 2009 was $12 million, $8 million, and $24 million, respectively. The tax benefit from restricted common stock that vested during 2011, 2010, and 2009 was not material. As of December 31, 2011, there was less than $1 million of total unrecognized compensation cost related to restricted common stock.

The following table summarizes restricted common stock activity for 2011:

	Number of Shares of Restricted Stock	Weighted Average Grant- Date Fair Value
Nonvested at January 1	475,880	$ 40.87
Granted	-
Vested	(312,539)	$ 38.08
Forfeited	(3,585)	$ 46.04

Nonvested at December 31	159,756	$ 46.49

Performance Shares

In 2011, PG&E Corporation granted 774,125 contingent performance shares to eligible employees under the 2006 LTIP. Unlike performance shares awarded prior to 2010 (see below), which are settled in cash, 2011 and 2010 grants will be settled in PG&E Corporation common stock and are classified as share-based equity awards. The vesting of the performance shares granted in 2011 and 2010 is dependent upon three years of continuous service. Additionally the amount of common stock that recipients are entitled to receive, if any, will be determined based on PG&E Corporation's TSR relative to the performance of a specified group of peer companies for the applicable three-year performance period. Total compensation expense for these shares is based on the grant-date fair value, which is determined using a Monte Carlo simulation valuation model. Performance share expense is recognized ratably over the requisite service period based on the fair values determined, except for the expense attributable to awards granted to retirement-eligible participants, which is recognized on the date of grant. Dividend equivalents on equity-classified awards, if any, will be paid in cash upon the vesting date based on the amount of common stock awarded.

The weighted average grant-date fair value for performance shares granted during 2011 and 2010 was $33.91, and $35.60, respectively. There was no tax benefit associated with performance shares during 2011, 2010, and 2009, as awards that settle in cash have no tax impact, and awards that settle in shares do not generate a tax benefit until vested. As of December 31, 2011, $17 million of total unrecognized compensation costs related to nonvested performance shares are expected to be recognized over the remaining weighted average period of 1.24 years.

The following table summarizes performance shares classified as equity awards activity for 2011:

	Number of Performance Shares	Weighted Average Grant- Date Fair Value
Nonvested at January 1	609,970	$ 35.60
Granted	774,125	$ 33.91
Vested	-
Forfeited	(58,689)	$ 34.95

Nonvested at December 31	1,325,406	$ 34.64

Prior to 2010, PG&E Corporation awarded performance shares to eligible employees under the 2006 LTIP that vest at the end of a three-year period and are settled in cash. Upon vesting, the amount of cash that recipients are entitled to receive, if any, is determined by multiplying the number of vested performance shares by the average closing price of PG&E Corporation common stock for the last 30 calendar days in the three-year performance period. This result is then adjusted based on PG&E Corporation's TSR relative to the performance of a specified group of peer companies for the applicable three-year performance period. These outstanding performance shares are classified as a liability because the performance shares can only be settled in cash. During each reporting period compensation expense recognized for these performance shares will fluctuate based on PG&E Corporation's common stock price and its TSR relative to its comparator group. As of December 31, 2011, no amount was accrued as the performance share liability for PG&E Corporation. As of December 31, 2010, $68 million was accrued as the performance share liability for PG&E Corporation.

The following table summarizes performance shares classified as liability awards activity for 2011:

	Number of Performance Shares	Weighted Average Fair Value
Nonvested at January 1	1,137,490	$ 60.37
Granted	-
Vested	(516,411)	$ 95.47
Forfeited	(22,716)	$ 11.34

Nonvested at December 31	598,363	$ 0.00

For performance shares classified as liability awards, the total intrinsic value of amounts settled during 2011, 2010, and 2009 was $55 million, $17 million, and $21 million, respectively.

Pacific Gas And Electric Company [Member]
Common Stock And Share-Based Compensation

NOTE 6: COMMON STOCK AND SHARE-BASED COMPENSATION

PG&E Corporation

PG&E Corporation had 412,257,082 shares of common stock outstanding at December 31, 2011. During the year ended December 31, 2011, PG&E Corporation issued 7,222,803 shares of common stock under its 401(k) plan, its Dividend Reinvestment and Stock Purchase Plan, and upon the exercise of employee stock options.

On May 9, 2011, PG&E Corporation entered into an Equity Distribution Agreement providing for the sale of PG&E Corporation common stock having an aggregate gross sales price of $288 million. On November 28, 2011, PG&E Corporation entered into a new Equity Distribution Agreement providing for the sale of PG&E Corporation common stock having an aggregate gross offering price of up to $400 million. Sales of the shares are made by means of ordinary brokers' transactions on the New York Stock Exchange, or in such other transactions as agreed upon by PG&E Corporation and the sales agents and in conformance with applicable securities laws.

For the year ended December 31, 2011, PG&E Corporation sold 9,574,457 shares of common stock under the May and November Equity Distribution Agreements for cash proceeds of $384 million, net of fees and commissions paid of $4 million. As of December 31, 2011, PG&E Corporation had the ability to issue an additional $300 million of common stock under the November Equity Distribution Agreement.

Utility

As of December 31, 2011, PG&E Corporation held all of the Utility's outstanding common stock.

Dividends

The Board of Directors of PG&E Corporation and the Utility declare dividends quarterly. Under the Utility's Articles of Incorporation, the Utility cannot pay common stock dividends unless all cumulative preferred dividends on the Utility's preferred stock have been paid. On February 16, June 15, September 21, and December 21, 2011, the Board of Directors of PG&E Corporation declared a quarterly dividend of $0.455 per share.

PG&E Corporation and the Utility each have revolving credit facilities that require the respective company to maintain a ratio of consolidated total debt to consolidated capitalization of at most 65%. Based on the calculation of this ratio for PG&E Corporation, no amount of PG&E Corporation's reinvested earnings were restricted at December 31, 2011. Based on the calculation of this ratio for the Utility, $2.3 billion of the Utility's reinvested earnings were restricted at December 31, 2011. In addition, the CPUC requires the Utility to maintain a capital structure composed of at least 52% equity on average. At December 31, 2011, the Utility was required to maintain reinvested earnings of $6.7 billion as equity to meet this requirement.

In addition, to comply with the revolving credit facility's 65% ratio requirement and the CPUC's requirement to maintain a 52% equity component, $7.2 billion and $11.7 billion of the Utility's net assets, respectively, were restricted at December 31, 2011 and could not be transferred to PG&E Corporation in the form of cash dividends. As a holding company, PG&E Corporation depends on cash distributions from the Utility to meet its debt service and other financial obligations and to pay dividends on its common stock.

Long-Term Incentive Plan

The PG&E Corporation 2006 Long-Term Incentive Plan ("2006 LTIP") permits the award of various forms of incentive awards, including stock options, stock appreciation rights, restricted stock awards, restricted stock units ("RSU"), performance shares, deferred compensation awards, and other share-based awards, to eligible employees of PG&E Corporation and its subsidiaries. Non-employee directors of PG&E Corporation are also eligible to receive restricted stock and either stock options or RSUs under the formula grant provisions of the 2006 LTIP. A maximum of 12 million shares of PG&E Corporation common stock (subject to adjustment for changes in capital structure, stock dividends, or other similar events) has been reserved for issuance under the 2006 LTIP, of which 5,715,712 shares were available for award at December 31, 2011.

The following table provides a summary of total compensation expense for PG&E Corporation for share-based incentive awards for 2011, 2010, and 2009:

	000000000	000000000	000000000
(in millions)	2011	2010	2009
Restricted stock units	$ 22	$ 9	$ 11
Restricted stock	1	14	9
Performance shares:
Liability awards	(13)	22	37
Equity awards	16	11	-

Total compensation expense (pre-tax)	$ 26	$ 56	$ 57

Total compensation expense (after-tax)	$ 16	$ 33	$ 34

There were no significant share-based compensation costs capitalized during 2011, 2010, and 2009. There was no material difference between PG&E Corporation and the Utility for the information disclosed above.

Restricted Stock Units

In 2009, PG&E Corporation began awarding primarily RSUs instead of restricted stock. Each RSU represents one hypothetical share of PG&E Corporation common stock. Awards generally vest in 20% increments on the first business day of March in year one, two, and three, with the remaining 40% vesting on the first business day of March in year four. Vested RSUs are settled in shares of PG&E Corporation common stock. Additionally, upon settlement, RSU recipients receive payment for the amount of dividend equivalents associated with the vested RSUs that have accrued since the date of grant. RSU expense is recognized ratably over the requisite service period based on the fair values determined, except for the expense attributable to awards granted to retirement-eligible participants, which is recognized on the date of grant.

The weighted average grant-date fair value per RSUs granted during 2011, 2010, and 2009 was $45.10, $42.97, and $35.53, respectively. The total fair value of RSUs that vested during 2011, 2010, and 2009 was $11 million, $5 million, and less than $1 million, respectively. The tax benefit from RSU that vested during 2011, 2010, and 2009 was not material. As of December 31, 2011, $31 million of total unrecognized compensation costs related to nonvested RSUs was expected to be recognized over the remaining weighted average period of 2.42 years.

The following table summarizes RSU activity for 2011:

	Number of Restricted Stock Units	Weighted Average Grant- Date Fair Value
Nonvested at January 1	1,154,396	$ 39.74
Granted	841,122	$ 45.10
Vested	(280,937)	$ 39.72
Forfeited	(88,533)	$ 42.60

Nonvested at December 31	1,626,048	$ 42.57

Restricted Stock

Prior to 2011, PG&E Corporation had awarded shares of restricted common stock to eligible employees. The terms of the restricted stock award agreements provide that the shares will vest over a five year period. Although the recipients of restricted common stock possess voting rights, they may not sell or transfer their shares until the shares vest.

For restricted common stock awarded prior to 2009, the terms of the agreements provide that 60% of the shares vest over a period of three years at the rate of 20% per year. If PG&E Corporation's annual total shareholder return ("TSR") is in the top quartile of its comparator group, as measured for the three immediately preceding calendar years, the restrictions on the remaining 40% of the shares will lapse in the third year. If PG&E Corporation's TSR is not in the top quartile for that period, then the restrictions on the remaining 40% of the shares will lapse in the fifth year. Compensation expense related to the portion of the restricted stock award that is subject to conditions based on TSR is recognized over the shorter of the requisite service period and three years. Dividends declared on restricted stock are paid to recipients only when the restricted stock vests.

The weighted average grant-date fair value per-share of restricted common stock granted during 2010 and 2009 was $42.97 and $35.53, respectively. PG&E Corporation did not award restricted common stock in 2011. The total fair value of restricted common stock that vested during 2011, 2010, and 2009 was $12 million, $8 million, and $24 million, respectively. The tax benefit from restricted common stock that vested during 2011, 2010, and 2009 was not material. As of December 31, 2011, there was less than $1 million of total unrecognized compensation cost related to restricted common stock.

The following table summarizes restricted common stock activity for 2011:

	Number of Shares of Restricted Stock	Weighted Average Grant- Date Fair Value
Nonvested at January 1	475,880	$ 40.87
Granted	-
Vested	(312,539)	$ 38.08
Forfeited	(3,585)	$ 46.04

Nonvested at December 31	159,756	$ 46.49

Performance Shares

In 2011, PG&E Corporation granted 774,125 contingent performance shares to eligible employees under the 2006 LTIP. Unlike performance shares awarded prior to 2010 (see below), which are settled in cash, 2011 and 2010 grants will be settled in PG&E Corporation common stock and are classified as share-based equity awards. The vesting of the performance shares granted in 2011 and 2010 is dependent upon three years of continuous service. Additionally the amount of common stock that recipients are entitled to receive, if any, will be determined based on PG&E Corporation's TSR relative to the performance of a specified group of peer companies for the applicable three-year performance period. Total compensation expense for these shares is based on the grant-date fair value, which is determined using a Monte Carlo simulation valuation model. Performance share expense is recognized ratably over the requisite service period based on the fair values determined, except for the expense attributable to awards granted to retirement-eligible participants, which is recognized on the date of grant. Dividend equivalents on equity-classified awards, if any, will be paid in cash upon the vesting date based on the amount of common stock awarded.

The weighted average grant-date fair value for performance shares granted during 2011 and 2010 was $33.91, and $35.60, respectively. There was no tax benefit associated with performance shares during 2011, 2010, and 2009, as awards that settle in cash have no tax impact, and awards that settle in shares do not generate a tax benefit until vested. As of December 31, 2011, $17 million of total unrecognized compensation costs related to nonvested performance shares are expected to be recognized over the remaining weighted average period of 1.24 years.

The following table summarizes performance shares classified as equity awards activity for 2011:

	Number of Performance Shares	Weighted Average Grant- Date Fair Value
Nonvested at January 1	609,970	$ 35.60
Granted	774,125	$ 33.91
Vested	-
Forfeited	(58,689)	$ 34.95

Nonvested at December 31	1,325,406	$ 34.64

Prior to 2010, PG&E Corporation awarded performance shares to eligible employees under the 2006 LTIP that vest at the end of a three-year period and are settled in cash. Upon vesting, the amount of cash that recipients are entitled to receive, if any, is determined by multiplying the number of vested performance shares by the average closing price of PG&E Corporation common stock for the last 30 calendar days in the three-year performance period. This result is then adjusted based on PG&E Corporation's TSR relative to the performance of a specified group of peer companies for the applicable three-year performance period. These outstanding performance shares are classified as a liability because the performance shares can only be settled in cash. During each reporting period compensation expense recognized for these performance shares will fluctuate based on PG&E Corporation's common stock price and its TSR relative to its comparator group. As of December 31, 2011, no amount was accrued as the performance share liability for PG&E Corporation. As of December 31, 2010, $68 million was accrued as the performance share liability for PG&E Corporation.

The following table summarizes performance shares classified as liability awards activity for 2011:

	Number of Performance Shares	Weighted Average Fair Value
Nonvested at January 1	1,137,490	$ 60.37
Granted	-
Vested	(516,411)	$ 95.47
Forfeited	(22,716)	$ 11.34

Nonvested at December 31	598,363	$ 0.00

For performance shares classified as liability awards, the total intrinsic value of amounts settled during 2011, 2010, and 2009 was $55 million, $17 million, and $21 million, respectively.